Warrant Liability - Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes Merton Model (Details) - Black Scholes Merton Valuation Model [Member] - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes Merton Model [Line Items]
Share price		$ 4.76	$ 7.06
Exercise price		$ 9.82	$ 11.5
Average risk-free interest rate		2.57%	4.49%
Average expected volatility	[1]	39.00%	45.00%
Average expected life (years)		2 years 9 months	3 years 9 months

[1]	Expected volatility has been based on historical share volatility and that of similar market participants.